CHAPMAN AND CUTLER LLP                                  111 WEST MONROE STREET
                                                       CHICAGO, ILLINOIS 60603


                                August 15, 2013


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


      Re:               First Trust Exchange-Traded Fund V
                    (Registration Nos. 333-181507, 811-22709)
                --------------------------------------------------

Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund V (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the form of Prospectus for the Registrant filed pursuant to Rule 497(c) on August 2, 2013. The Registration Statement relates to First Trust Morningstar Managed Futures Strategy Fund, a series of the Registrant.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                            Very truly yours,

                                            CHAPMAN AND CUTLER LLP


                                            By: /s/ Morrison C. Warren
                                                ------------------------------
                                                    Morrison C. Warren
Enclosures